Summary Of Significant Accounting Policies (Goodwill And Trademark Balances) (Details) - USD ($) $ in Millions		May. 31, 2015	May. 25, 2014
Goodwill And Other Intangibles [Line Items]
Goodwill		$ 872.4	$ 872.5
Trademarks		574.6	574.6
The Capital Grille
Goodwill And Other Intangibles [Line Items]
Goodwill		401.7	401.7
Trademarks		147.0	147.0
LongHorn Steakhouse
Goodwill And Other Intangibles [Line Items]
Goodwill		49.3	49.4
Trademarks		307.8	307.8
Olive Garden
Goodwill And Other Intangibles [Line Items]
Goodwill	[1]	30.2	30.2
Eddie V's
Goodwill And Other Intangibles [Line Items]
Goodwill		22.0	22.0
Trademarks		10.5	10.5
Yard House
Goodwill And Other Intangibles [Line Items]
Goodwill		369.2	369.2
Trademarks		$ 109.3	$ 109.3

[1]	Goodwill related to Olive Garden is associated with the RARE Hospitality International, Inc. (RARE) acquisition and the direct benefits derived by Olive Garden as a result of the RARE acquisition.